Income Taxes (Schedule of deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Deferred tax asset, net	$ 12,933	$ 3,090
Deferred tax liabilities, net	(1,261)	(5,606)
Net deferred tax assets (liabilities)	$ 11,672	$ (2,516)